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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: _____

Name:    Biotech Growth N.V.
Address: De Ruyterkade 62
         Willemstad, Curacao
         Netherlands Antilles

Form 13F File Number: 28-6964
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Adrian Bruengger

Title: SIGNING AUTHORITY

Phone: 41 (01) 267 67 00


Signature, Place, and Date of Signing:  /s/ ADRIAN BRUENGGER
                                       -----------------------------------------
                                       Schaffhausen, Switzerland, January 30,
                                       2006

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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name

28-6964                BB Biotech AG